Accrued and Other Liabilities (Schedule of Accrued Liabilities) (Details) (USD $) In Thousands	Jun. 29, 2011	Jun. 30, 2010
Accrued and Other Liabilities
Payroll	$ 91,935	$ 79,159
Gift cards	79,837	78,505
Insurance	25,138	28,234
Sales tax	19,234	24,801
Property tax	15,844	17,423
Dividends	11,609	14,565
Other	43,768	57,853
Total accrued liabilities	$ 287,365	$ 300,540